COMMITMENTS AND CONTINGENCIES	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
COMMITMENTS AND CONTINGENCIES

Note 20. COMMITMENTS AND CONTINGENCIES

Operating Leases

As of March 31, 2024, we had two operating leases as follows:

●	In June 2023, we entered into a new five-year lease on the warehouse in North Salt Lake City, Utah. The base monthly lease payment through May 2024 is $10,849, $11,163 through May 2025, $11,486 through May 2026, $11,819 through May 2027, and $12,162 through May 2028. As of March 31, 2024, we had 50 months remaining on the lease.

●	In December 2022, we entered into a new three-year lease on the corporate headquarters in Centerville, Utah. The base monthly lease payment through November 2023 is $20,343, $20,378 through November 2023 and $24,616 through November 2025. As of March 31, 2024, we had 39 months remaining on the lease.

We utilize our incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. For 2023 and 2022, we used an estimated incremental borrowing rate of 10.00% and 5.90% respectively, to determine the present value of the lease liability.

Other information related to our operating leases is as follows:

Right of use asset:

As of December 31, 2023	$972,663
Amortization	82,454
As of March 31, 2024$	890,209

Lease liability:

Lease liability – December 31, 2023	$1,002,483
Payments	(80,311)
As of March 31, 2024	$922,172

The table below reconciles the fixed component of the undiscounted cash flows for each of five years to the lease liabilities recorded on the Balance Sheet as of March 31, 2024:

Year	Minimum Lease Payments
2024 – (Nine Months)	$303,478
2025	406,990
2026	140,163
2027	144,227
2028	60,809
Total	1,055,667
Less interest	(133,495)
Present value of future minimum lease payments	922,172
Less current portion	(347,809)
Long term lease liability	$574,363

Deep Medicine Acquisition Corp [Member]
COMMITMENTS AND CONTINGENCIES

Note 10 - Commitments and Contingency

Registration Rights

The holders of the Founder Shares, Private Placement Units (and their underlying securities), the Representative Shares, the Representative Warrants (and their underlying securities), the 300,000 shares of Class A common stock issuable to the Company’s directors and officers within 10 days following the Business Combination and any Units that may be issued upon conversion of the Working Capital Loans (and their underlying securities) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

TRUGOLF HOLDINGS, INC.

F/K/A DEEP MEDICINE ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

Underwriting Agreement

The Company had granted the Underwriters a 30-day option from the date of IPO to purchase up to 1,650,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

Simultaneously upon the closing of the IPO, the Underwriters exercised the over-allotment option in full. As such, the Underwriters were paid an underwriting discount and commission of $0.20 per Unit, or $2,530,000 in the aggregate payable upon the closing of the IPO, and I-Bankers was entitled to a business combination marketing fee of $4,427,500 in the aggregate, which is held in the Trust Account and payable upon completion of the Business Combination.

On November 17, 2023, the Company and I-Bankers executed an amendment to the BCMA (the “BCMA Amendment”), pursuant to which I-Bankers’ fee due at the Closing was amended to provide that I-Bankers will receive: (i) $2,000,000 in cash and (ii) 212,752 New TruGolf Class A Common Shares.

Note 4 - Commitments and Contingency

Registration Rights

The holders of the Founder Shares, Private Placement Units (and their underlying securities), the Representative Shares, the Representative Warrants (and their underlying securities), the 300,000 shares of Class A common stock issuable to the Company’s directors and officers within 10 days following the Business Combination and any Units that may be issued upon conversion of the Working Capital Loans (and their underlying securities) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

DEEP MEDICINE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2023

Underwriting Agreement

The Company had granted the Underwriters a 30-day option from the date of IPO to purchase up to 1,650,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

Simultaneously upon the closing of the IPO, the Underwriters exercised the over-allotment option in full. As such, the Underwriters were paid an underwriting discount and commission of $0.20 per Unit, or $2,530,000 in the aggregate payable upon the closing of the IPO, and I-Bankers was entitled to a business combination marketing fee of $4,427,500 in the aggregate, which is held in the Trust Account and payable upon completion of the Business Combination.